Income Tax Expenses - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Contingency [Line Items]
Interest and penalties on freight tax expenses (recoveries)	$ 4,800	$ 7,600	$ 6,200
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	17,600	23,700	24,100
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions	4,534	6,805	7,394
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions	0	3,303	4,798
Income Taxes Paid	7,400	6,200	5,300
(Recovery) provision for uncertain tax position	(3,924)	405	12,592
AUSTRALIA
Income Tax Contingency [Line Items]
Income Taxes Paid	4,200	4,700	2,500
CANADA
Income Tax Contingency [Line Items]
Income Taxes Paid	1,300	500	500
UNITED STATES
Income Tax Contingency [Line Items]
Income Taxes Paid	900	$ 700	1,100
UNITED KINGDOM
Income Tax Contingency [Line Items]
Income Taxes Paid	400
ECUADOR
Income Tax Contingency [Line Items]
Income Taxes Paid			$ 600
UNITED KINGDOM
Income Tax Contingency [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	(30,335)
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount	$ (115)
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	(8.70%)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%
Foreign Tax Jurisdiction, Other
Income Tax Contingency [Line Items]
Effective Income Tax Rate Reconciliation, Tax Contingency, Foreign, Amount	$ (2,320)
BERMUDA
Income Tax Contingency [Line Items]
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount	411
(Recovery) provision for uncertain tax position	$ (3,924)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	15.00%